Segments - Long-Lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	$ 403,926	$ 521,331
Total Europe
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	285,502	108,417
United Kingdom
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	0	108,417
France
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	0	0
Netherlands
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	285,502	0
Total Asia
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	118,424	412,914
Taiwan
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	118,424	291,561
Singapore
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	0	0
Japan
Segment Reporting, Asset Reconciling Item [Line Items]
Carrying value of vessels	$ 0	$ 121,353